Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)

Note 9: Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss), net of tax, are as follows:

		Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains (Loss)	Income (Loss)

Balance, January 1, 2016	$(225)	$(225)
Change in unrealized holding gains (losses),
net of tax - ($53)	(98)	(98)

Balance, December 31, 2016	(323)	(323)
Change in unrealized holding gains (losses),
net of tax - $181	334	334

Balance, December 31, 2017	11	11
Effect of change for
ASU 2018-02 (Note 2)	3	3
Change in unrealized holding gains (losses),
net of tax - ($64)	(240)	(240)

Balance, December 31, 2018	$(226)	$(226)

Reclassification Adjustments

Accumulated other comprehensive income (losses) includes amounts related to unrealized investment gains (losses) which were reclassified to net income. Reclassifications from accumulated other comprehensive income (loss) for the year ended December 31, 2018 was $52, net of deferred taxes of $14. There were no reclassification adjustments for the years ended December 31, 2017 and 2016.